Risk management (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commodity Derivatives [Member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 18	$ 96